UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85706

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2008

Date of reporting period: October 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS

October 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (96.87%)

AUTOMOBILES & COMPONENTS – (0.83%)
8,353,000	Harley-Davidson, Inc.	$430,179,500
CAPITAL GOODS – (1.05%)
13,249,076	Tyco International Ltd.	545,464,459
CAPITAL MARKETS – (5.51%)
8,451,920	Ameriprise Financial, Inc.	532,301,922
20,201,500	Bank of New York Mellon Corp.	986,843,275
9,404,000	E*TRADE Financial Corp.*	104,713,540
9,405,410	Julius Baer Holding, Ltd. AG (Switzerland)	816,865,331
3,842,580	Morgan Stanley	258,451,931
1,991,400	State Street Corp.	158,853,978
		2,858,029,977
COMMERCIAL BANKS – (7.10%)
11,023,500	Commerce Bancorp, Inc. (b)	449,207,625
68,349,119	HSBC Holdings PLC (United Kingdom)	1,355,133,831
17,435,342	Wachovia Corp.	797,318,190
31,759,600	Wells Fargo & Co.	1,080,143,996
		3,681,803,642
COMMERCIAL SERVICES & SUPPLIES – (0.94%)
5,015,400	D&B Corp. (b)	485,741,490
CONSUMER DURABLES & APPAREL – (0.21%)
1,183,037	Hunter Douglas NV (Netherlands)	110,660,020
CONSUMER FINANCE – (4.46%)
37,034,100	American Express Co.	2,257,228,395
2,916,590	Discover Financial Services*	56,290,187
		2,313,518,582
CONSUMER SERVICES – (0.96%)
22,739,200	H&R Block, Inc. (b)	495,714,560
DIVERSIFIED FINANCIAL SERVICES – (5.30%)
19,081,316	Citigroup Inc.	799,507,140
33,219,640	JPMorgan Chase & Co.	1,561,323,080
8,928,200	Moody’s Corp.	390,340,904
		2,751,171,124
ENERGY – (14.09%)
9,343,000	Canadian Natural Resources Ltd. (Canada)	777,337,600
145,001,500	China Coal Energy Co., Shares H (China)	491,051,235
25,965,186	ConocoPhillips	2,206,002,203
14,458,786	Devon Energy Corp.	1,350,450,612
11,544,100	EOG Resources, Inc.	1,022,807,260

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

October 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

ENERGY – (Continued)
13,593,400	Occidental Petroleum Corp.	$938,624,270
4,371,700	Transocean Inc.*	521,849,829
		7,308,123,009
FOOD & STAPLES RETAILING – (5.97%)
26,737,600	Costco Wholesale Corp. (b)	1,797,836,224
16,765,445	CVS Caremark Corp.	700,292,638
13,233,000	Wal-Mart Stores, Inc.	598,263,930
		3,096,392,792
FOOD, BEVERAGE & TOBACCO – (6.24%)
24,694,700	Altria Group, Inc.	1,800,984,471
31,530,182	Diageo PLC (United Kingdom)	723,415,065
8,097,950	Heineken Holding NV (Netherlands)	480,393,166
5,405,900	Hershey Co.	233,048,349
		3,237,841,051
HEALTH CARE EQUIPMENT & SERVICES – (3.54%)
5,061,600	Cardinal Health, Inc.	344,340,648
13,249,076	Covidien Ltd.	551,161,562
6,156,000	Express Scripts, Inc.*	388,166,580
11,208,000	UnitedHealth Group Inc.	550,873,200
		1,834,541,990
HOUSEHOLD & PERSONAL PRODUCTS – (1.60%)
5,322,000	Avon Products, Inc.	218,095,560
8,803,000	Procter & Gamble Co.	611,984,560
		830,080,120
INSURANCE BROKERS – (0.75%)
8,617,400	Aon Corp.	390,540,568
LIFE & HEALTH INSURANCE – (0.50%)
2,588,000	Principal Financial Group, Inc.	175,129,960
1,493,400	Sun Life Financial Inc. (Canada)	86,915,880
		262,045,840
MATERIALS – (4.04%)
4,668,500	BHP Billiton PLC (United Kingdom)	179,293,771
4,019,100	Martin Marietta Materials, Inc. (b)	519,870,585
1,972,000	Rio Tinto PLC (United Kingdom)	184,924,142
27,159,900	Sealed Air Corp. (b)	677,096,307
5,925,700	Sino-Forest Corp.* (Canada)	157,575,381
4,400,520	Vulcan Materials Co.	376,288,465
		2,095,048,651

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

October 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

MEDIA – (5.52%)
43,113,050	Comcast Corp., Special Class A*	$899,553,788
1,620,900	Gannett Co., Inc.	68,742,369
6,240,000	Grupo Televisa S.A., ADR (Mexico)	155,064,000
4,778,665	Lagardere S.C.A. (France)	405,244,458
1,232,550	Liberty Media Corp. – Capital, Series A*	153,871,542
34,012,500	News Corp., Class A	737,050,875
7,615,175	Virgin Media Inc.	168,333,443
20,075,880	WPP Group PLC (United Kingdom)	274,660,159
		2,862,520,634
MULTI-LINE INSURANCE – (5.60%)
28,556,210	American International Group, Inc.	1,802,467,975
22,476,600	Loews Corp.	1,103,376,294
		2,905,844,269
PROPERTY & CASUALTY INSURANCE – (6.35%)
5,338,500	Ambac Financial Group, Inc. (b)	196,616,955
11,263	Berkshire Hathaway Inc., Class A*	1,492,347,500
13,275	Berkshire Hathaway Inc., Class B*	58,595,850
1,548,900	Chubb Corp.	82,633,815
86,130	Markel Corp.*	46,787,539
11,518,000	Millea Holdings, Inc. (Japan)	453,299,139
25,448,000	NIPPONKOA Insurance Co., Ltd. (Japan)	232,896,549
39,560,400	Progressive Corp. (Ohio) (b)	731,867,400
		3,295,044,747
REAL ESTATE – (0.36%)
30,940,000	Hang Lung Group Ltd. (Hong Kong)	184,297,850
REINSURANCE – (1.03%)
617,200	Everest Re Group, Ltd.	65,756,488
6,293,762	Transatlantic Holdings, Inc. (b)	469,074,082
		534,830,570
RETAILING – (2.64%)
2,836,000	Amazon.com, Inc.*	252,744,320
10,105,000	Bed Bath & Beyond Inc.*	342,862,650
12,525,500	CarMax, Inc.* (b)	261,407,185
1,190,150	Expedia, Inc.*	38,846,496
6,162,750	Liberty Media Corp. – Interactive, Series A*	130,804,369
6,600,000	Lowe’s Cos, Inc.	177,474,000
1,236,000	Sears Holdings Corp.*	166,711,680
		1,370,850,700

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

October 31, 2007 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (0.79%)
12,585,500	Texas Instruments Inc.	$410,287,300
SOFTWARE & SERVICES – (4.44%)
679,600	Google Inc., Class A*	479,892,744
19,254,450	Iron Mountain Inc.* (b)	668,707,048
31,385,800	Microsoft Corp.	1,154,997,440
		2,303,597,232
TECHNOLOGY HARDWARE & EQUIPMENT – (3.18%)
6,506,000	Agilent Technologies, Inc.*	239,746,100
19,401,000	Dell Inc.*	593,476,590
6,654,400	Hewlett-Packard Co.	343,899,392
13,249,076	Tyco Electronics Ltd.	472,594,541
		1,649,716,623
TELECOMMUNICATION SERVICES – (1.25%)
8,171,000	SK Telecom Co., Ltd., ADR (South Korea)	251,748,510
23,072,000	Sprint Nextel Corp.	394,531,200
		646,279,710
TRANSPORTATION – (2.62%)
4,908,000	Asciano Group* (Australia)	38,503,412
72,699,860	China Merchants Holdings International Co., Ltd. (China)	512,313,880
49,012,000	China Shipping Development Co. Ltd., Shares H (China)	166,505,784
48,169,100	Cosco Pacific Ltd. (China)	149,793,822
1,852,800	Kuehne & Nagel International AG, Registered (Switzerland)	199,113,047
6,790,960	Toll Holdings Ltd. (Australia)	84,868,711
2,794,000	United Parcel Service, Inc., Class B	209,829,400
		1,360,928,056

	Total Common Stock – (identified cost $30,568,861,514)	50,251,095,066

CONVERTIBLE BONDS – (0.15%)

TELECOMMUNICATION SERVICES – (0.15%)
$68,500,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11
	(identified cost $68,500,000)	81,086,875

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

October 31, 2007 (Unaudited)

Principal	Security	Value
SHORT TERM INVESTMENTS – (2.97%)

$426,481,000	ABN AMRO Inc. Joint Repurchase Agreement, 4.92%,
	11/01/07, dated 10/31/07, repurchase value of $426,539,286
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.335%-6.502%, 01/01/20-05/01/38,
	total market value $435,010,620)	$426,481,000
426,481,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.92%,
	11/01/07, dated 10/31/07, repurchase value of $426,539,286
	(collateralized by: U.S. Government agency mortgage
	in a pooled cash account, 5.00%, 06/01/35,
	total market value $435,010,620)	426,481,000
355,401,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.90%,
	11/01/07, dated 10/31/07 repurchase value of $355,449,374
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 4.00%-7.00%, 08/01/22-10/01/37,
	total market value $362,509,020)	355,401,000
332,182,000	UBS Securities LLC Joint Repurchase Agreement, 4.93%,
	11/01/07, dated 10/31/07, repurchase value of $332,227,490
	(collateralized by: U.S. Government agency mortgages in a
	pooled cash account, 0%-7.00%, 09/01/33-10/01/37,
	total market value $338,825,640)	332,182,000

	Total Short Term Investments – (identified cost $1,540,545,000)	1,540,545,000

Total Investments – (99.99%) (identified cost $32,177,906,514)	51,872,726,941
Other Assets Less Liabilities– (0.01%)	2,746,453
Net Assets – (100.00%)	$51,875,473,394

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)Aggregate cost for Federal Income Tax purposes is $32,189,986,157. At October 31, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$20,283,007,410
Unrealized depreciation	(600,266,626)
Net unrealized appreciation	$19,682,740,784

DAVIS NEW YORK VENTURE FUND

SCHEDULE OF INVESTMENTS - (Continued)

October 31, 2007

(b)  Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the three months ended October 31, 2007. The aggregate fair value of the securities of affiliated companies held by the Fund as of October 31, 2007, amounts to $6,753,139,461. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares July 31, 2007	Gross Additions	Gross Reductions	Shares October 31, 2007	Dividend Income
Ambac Financial Group, Inc.	1,987,000	3,351,500	–	5,338,500	$–
CarMax, Inc.	8,863,500	3,662,000	–	12,525,500	–
Commerce Bancorp, Inc.	11,023,500	–	–	11,023,500	1,433,055
Costco Wholesale Corp.	26,737,600	–	–	26,737,600	–
D&B Corp.	5,015,400	–	–	5,015,400	1,253,850
H&R Block, Inc.	22,739,200	–	–	22,739,200	3,240,336
Iron Mountain Inc.	19,254,450	–	–	19,254,450	–
Martin Marietta Materials, Inc.	4,019,100	–	–	4,019,100	1,386,590
Progressive Corp. (Ohio)	39,560,400	–	–	39,560,400	79,120,800
Sealed Air Corp.	26,159,400	1,000,500	–	27,159,900	2,715,990
Transatlantic Holdings, Inc.	6,293,762	–	–	6,293,762	1,007,002

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Advisors (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS

October 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (98.88%)

AUTOMOBILES & COMPONENTS – (5.62%)
10,800	Continental AG (Germany)	$1,633,414
14,100	Daimler AG (Germany)	1,542,576
15,400	Harley-Davidson, Inc.	793,100
		3,969,090
CAPITAL GOODS – (3.06%)
2,100	PACCAR Inc.	116,624
9,900	Siemens AG, Registered (Germany)	1,342,406
1,890	Terex Corp.*	140,276
6,500	3M Co.	561,340
		2,160,646
CAPITAL MARKETS – (6.76%)
26,000	Bank of New York Mellon Corp.	1,270,100
153,500	E*TRADE Financial Corp.*	1,709,222
9,200	Legg Mason, Inc.	763,048
19,200	UBS AG, Registered (Switzerland)	1,030,848
		4,773,218
CONSUMER DURABLES & APPAREL – (0.52%)
10,000	Coach, Inc.*	365,600
DIVERSIFIED FINANCIAL SERVICES – (1.53%)
23,000	JPMorgan Chase & Co.	1,081,000
ENERGY – (5.52%)
13,000	Devon Energy Corp.	1,214,200
12,600	EOG Resources, Inc.	1,116,360
2,300	Southwestern Energy Co.*	118,979
12,100	Transocean Inc.*	1,444,377
		3,893,916
FOOD & STAPLES RETAILING – (2.17%)
13,500	Costco Wholesale Corp.	907,740
13,800	Wal-Mart Stores, Inc.	623,898
		1,531,638
HEALTH CARE EQUIPMENT & SERVICES – (3.94%)
5,100	Cardinal Health, Inc.	346,953
23,100	Omnicare, Inc.	681,450
35,700	UnitedHealth Group Inc.	1,754,655
		2,783,058
HOUSEHOLD & PERSONAL PRODUCTS – (2.35%)
40,500	Avon Products, Inc.	1,659,690

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS – (Continued)

October 31, 2007 (Unaudited)

Shares	Security	Value
COMMON STOCK – (Continued)

MATERIALS – (9.53%)
37,700	BHP Billiton PLC (United Kingdom)	$1,447,869
64,800	Companhia Vale do Rio Doce, ADR (Brazil)	2,045,736
20,000	Monsanto Co.	1,952,600
13,600	Rio Tinto PLC (United Kingdom)	1,275,339
		6,721,544
MEDIA – (15.65%)
97,900	Comcast Corp., Special Class A*	2,042,683
52,200	Grupo Televisa S.A., ADR (Mexico)	1,297,170
15,600	Lagardere S.C.A. (France)	1,322,925
11,100	Liberty Media Corp. - Capital, Series A*	1,385,724
110,900	News Corp., Class A	2,403,203
26,300	Walt Disney Co.	910,769
122,800	WPP Group PLC (United Kingdom)	1,680,039
		11,042,513
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES – (2.14%)
10,200	Amgen Inc.*	592,875
14,100	Johnson & Johnson	918,897
		1,511,772
PROPERTY & CASUALTY INSURANCE – (2.48%)
18,500	Ambac Financial Group, Inc.	681,355
5	Berkshire Hathaway Inc., Class A*	662,500
9,500	MBIA Inc.	408,880
		1,752,735
RETAILING – (6.07%)
14,300	Bed Bath & Beyond Inc.*	485,199
62,200	CarMax, Inc.*	1,298,114
19,300	Home Depot, Inc.	608,143
55,500	Liberty Media Corp. - Interactive, Series A*	1,177,987
26,500	Lowe’s Cos, Inc.	712,585
		4,282,028
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – (2.38%)
51,400	Texas Instruments Inc.	1,675,640
SOFTWARE & SERVICES – (11.26%)
3,590	Google Inc., Class A*	2,535,043
46,500	Iron Mountain Inc.*	1,614,945
103,100	Microsoft Corp.	3,794,080
		7,944,068

2

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS – (Continued)

October 31, 2007 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (Continued)

TECHNOLOGY HARDWARE & EQUIPMENT – (14.40%)
104,900	Cisco Systems, Inc.*	$3,466,945
106,600	Dell Inc.*	3,260,894
42,600	Hewlett-Packard Co.	2,201,568
10,600	International Business Machines Corp.	1,230,872
		10,160,279
TELECOMMUNICATION SERVICES – (0.82%)
34,000	Sprint Nextel Corp.	581,400
TRANSPORTATION – (2.68%)
17,100	Ryanair Holdings PLC, ADR* (Ireland)	840,208
8,200	Union Pacific Corp.	1,049,928
		1,890,136

Total Common Stock – (identified cost $54,783,998)	69,779,971

SHORT TERM INVESTMENTS – (1.64%)
$320,000	ABN AMRO Inc. Joint Repurchase Agreement, 4.92%,
	11/01/07, dated 10/31/07, repurchase value of $320,044
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.335%-6.502%, 01/01/20-05/01/38,
	total market value $326,400)	320,000
320,000	Banc of America Securities LLC Joint Repurchase Agreement, 4.92%,
	11/01/07, dated 10/31/07, repurchase value of $320,044
	(collateralized by: U.S. Government agency mortgage
	in a pooled cash account, 5.00%, 06/01/35,
	total market value $326,400)	320,000
267,000	Goldman, Sachs & Co. Joint Repurchase Agreement, 4.90%,
	11/01/07, dated 10/31/07, repurchase value of $267,036
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 4.00%-7.00%, 08/01/22-10/01/37,
	total market value $272,340)	267,000
250,000	UBS Securities LLC Joint Repurchase Agreement, 4.93%,
	11/01/07, dated 10/31/07, repurchase value of $250,034
	(collateralized by: U.S. Government agency mortgages
	in a pooled cash account, 0%-7.00%, 09/01/33-10/01/37,
	total market value $255,000)	250,000

	Total Short Term Investments – (identified cost $1,157,000)	1,157,000

3

DAVIS RESEARCH FUND

SCHEDULE OF INVESTMENTS – (Continued)

October 31, 2007 (Unaudited)

Total Investments – (100.52%) – (identified cost $55,940,998) – (a)	$70,936,971
Liabilities Less Other Assets – (0.52%)	(365,169)
Net Assets – (100.00%)	$70,571,802

*Non-Income Producing Security.

ADR: American Depositary Receipt

(a)    Aggregate cost for Federal Income Tax purposes is $55,962,231. At October 31, 2007, unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

Unrealized appreciation	$18,469,165
Unrealized depreciation	(3,494,425)
Net unrealized appreciation	$14,974,740

Security Valuation – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what Davis Advisors (“Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

4

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: December 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: December 27, 2007

By /s/ Douglas A. Haines

Douglas A. Haines
Principal Financial officer

Date: December 27, 2007